Business Combination - Identifiable Assets Acquired and Liabilities Assumed (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 17, 2018 BRL (R$)	Apr. 17, 2018 USD ($)
Disclosure Of Business Combinations [Line Items]
Investment property		$ 7,942	$ 10,254
Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents				R$ 1,037,105	$ 273,439
Other current non-financial assets				400,311	105,544
Trade and other current receivables				3,948,137	1,040,949
Inventories				275,129	72,539
Current tax assets				41,179	10,857
Other non-current financial assets				3,205,469	845,140
Other non-current non-financial assets				1,056,711	278,608
Trade and other non-current receivables				205,249	54,115
Intangible assets other than goodwill				11,055,574	2,914,866
Property, plant and equipment				65,804	17,350
Investment property				44,049	11,614
Deferred tax assets				3,229,417	851,455
Other current financial liabilities				(2,266,501)	(597,576)
Trade and other current payables				(3,551,676)	(936,420)
Other current provision				(759,862)	(200,342)
Other current non-financial liabilities				(600,990)	(158,454)
Other non-current financial liabilities				(2,505,299)	(660,537)
Other non-current payables				(567,355)	(149,586)
Other non-current provision				(2,788,278)	(735,146)
Deferred tax liabilities				(3,009,203)	(793,394)
Provisions for non-current employee benefits				(3,327,621)	(877,347)
Total	R$ 5,187,349	$ 1,367,674		R$ 5,187,349	$ 1,367,674